iShares®

iShares Trust

Supplement dated December 22, 2016

to the Statement of Additional Information (“SAI”)

dated March 1, 2016 (as revised November 1, 2016) for the

iShares iBonds Dec 2016 Term Corporate ETF (IBDF) (the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective December 21, 2016. All references to the Fund in the SAI are hereby removed.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-IBDF-1216

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